SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS

26. SUBSEQUENT EVENTS

Senior Notes due 2020

On April 26, 2013, we issued $100.0 million in aggregate principal amount of Senior Notes due 2020 in a private offering as additional notes to the $250.0 million aggregate principal amount of 8.875% senior notes due 2020 (“the Additional Notes”) that we sold in a private offering on December 12, 2012 (see Note 11, Long-Term Debt, to our Consolidated Financial Statements). The Additional Notes were issued at an issue price of 105% of par plus accrued interest from December 12, 2012. Net proceeds after discounts and offering expenses were approximately $102.8 million, plus accrued interest. In connection with this issuance, we gave notice to the administrative agent under our Senior Credit Facility of our election to reduce the maximum commitments of the lenders under our Senior Credit Facility to $215.0 million.

DJ Basin

During the first quarter of 2013, we entered and agreement to sell our remaining DJ Basin assets for $3.1 million. This transaction closed during the second quarter of 2013 and resulted in a gain of approximately $1.0 million. We have no continuing activities in the DJ Basin or continuing cash flows from this region.

Litigation Related to Proposed Oil and Gas Leases in Clearfield County, Pennsylvania

On May 3, 2013, the Superior Court reversed the decision of the Common Pleas Court, which in 2012 had dismissed the Cardinale Case with prejudice, and remanded the case for further proceedings. At this time, the Billotte case and the Meeker case remained stayed. To date, we have not been served with a complaint in the Meeker case, but we still expect that the claims mirror those set forth in the Cardinale and Billotte cases. We expect to make a determination as to the consolidation of these cases with the Cardinale case within the next three to six months as the Cardinale case proceeds.

We expect to enter into a case management plan with the Cardinale plaintiffs’ counsel within the next several months, which will outline the timing for class discovery, class certification, trial discovery and the trial. In the meantime, we are preparing for class discovery. At this time we are unable to express an opinion with respect to the likelihood of an unfavorable outcome or provide an estimate of potential losses.